Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 18,564
Fair value of plan assets at end of year	$ 17,244	$ 18,564
Change in discount rate	0.26%	(0.30%)
CN Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation	$ 16,721
Projected benefit obligation at end of year	16,004	$ 16,721
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	17,654
Fair value of plan assets at end of year	16,393	17,654
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation	18,025	17,366
Amendments	0	0
Interest cost	568	540	$ 543
Actuarial (gain) loss on projected benefit obligation	(538)	979
Current service cost	170	130	124
Plan participants' contributions	63	56
Foreign currency changes	25	(21)
Benefit payments, settlements and transfers	(1,038)	(1,025)
Projected benefit obligation at end of year	17,275	18,025	17,366
Component representing future salary increases	(266)	(306)
Accumulated benefit obligation at end of year	17,009	17,719
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	18,564	17,831
Employer contributions	70	96
Plan participants' contributions	63	56
Foreign currency changes	19	(15)
Actual return on plan assets	(434)	1,621
Benefit payments, settlements and transfers	(1,038)	(1,025)
Fair value of plan assets at end of year	17,244	18,564	17,831
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	(31)	539
Other postretirement benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation	261	270
Amendments	(6)	0
Interest cost	9	8	8
Actuarial (gain) loss on projected benefit obligation	(10)	3
Current service cost	2	2	2
Plan participants' contributions	0	0
Foreign currency changes	8	(5)
Benefit payments, settlements and transfers	(17)	(17)
Projected benefit obligation at end of year	247	261	270
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	247	261
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	$ (247)	$ (261)